UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2006

WWW.DUNCAN-HURST.COM

CAN SLIM® SELECT GROWTH FUND

Dear Investor,

Welcome to the CAN SLIM® Select Growth Fund advised by Duncan-Hurst Capital Management, L.P. Enclosed is the Fund’s Semi-Annual Report containing financial statements for the six-month period ending September 30, 2006.

We encourage you to visit our website at www.duncan-hurst.com for regular updates on the Fund. We are very interested and appreciative of your feedback. If you have suggestions to improve our service, please call us or email your comments to funds@dhcm.com.

Thank you for investment in the CAN SLIM Select Growth Fund. We appreciate the opportunity to serve your investment needs.

Sincerely,

William H. Duncan, Jr.	James D. Peterson
Portfolio Manager, CEO	Portfolio Manager

CAN SLIM® SELECT GROWTH FUND

MARKET REVIEW
The CAN SLIM® Select Growth Fund primarily invests in stocks derived from a universe of securities included in the “CAN SLIM® Select List”. Generally the companies are of all capitalization ranges that exhibit quarterly and annual earnings growth, show leadership in an industry, have new products or services, and possess other characteristics consistent with the CAN SLIM investment system. A notable aspect of the Fund’s strategy is the ability to increase the portfolio’s allocation to cash. Denoted by the “M” in CAN SLIM, certain market conditions may warrant increasing investments in cash.

For the six-month period ending September 30, 2006, the Fund posted a return of -19.16% versus -7.25% for the Russell 2500 Growth Index. The Fund underperformed the Russell 2500 Growth, the primary benchmark, across multiple sectors due to the challenging environment facing our particular investment style. Stock selection within the materials sector was the largest positive contributor to performance, while the information technology, industrials, and energy sectors were the most significant detractors from performance.

The Fund’s strategy, and CAN SLIM system, generally favors a trending market and what we experienced in the latter half of the period was an undifferentiated or non-trending market. The “leading” companies and industries that produced gains early in the period experienced considerable weakness and while we reduced exposure to weakening areas such as energy, industrials, and commodity-driven stocks, new leadership trends had not yet developed.

We believe the stock and industry “leadership” trends are still in their infancy, but we are identifying the new areas showing strength and seek to position the portfolio to take advantage of these potential opportunities.

We will continue to invest in stocks best exhibiting the CAN SLIM characteristics and remain true to our investment objective and strategy. We would also like to stress that this is an aggressive growth strategy and will experience price fluctuations. It is intended for investors with a long-term investment horizon and who understand and can accept higher short-term risk.

Please refer to the next page for important disclosure information.

CAN SLIM® SELECT GROWTH FUND

Since the Fund selects stocks from a proprietary list of securities licensed by the Adviser, there is a chance that such license may terminate causing the Fund to shift investment strategies unexpectedly. This could have a negative effect on fund performance.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and greater price volatility than large capitalization companies. The Fund will experience significant portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a current prospectus.

Investment performance reflects fee waivers. In the absence of such waivers, total return would be reduced.

The Russell 2500 Growth Index is an unmanaged index generally representative of the market for U.S. small-cap and mid-cap growth stocks. The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to book ratios and higher forecasted growth values. The Adviser believes that the Russell 2500 Growth Index more accurately indicates the market capitalizations in which the Fund invests, while also reflecting the Fund’s investment style. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

The information provided in this letter represents the opinions of William H. Duncan, Jr. and James Peterson and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The “CAN SLIM® Select” mark, along with the right to use the “CAN SLIM® Select List” has been licensed to the Adviser by IBD® for use by the Fund under certain circumstances.

The Fund is not sponsored, endorsed or sold by IBD®.

“CAN SLIM,” “Investor’s Business Daily,” and “IBD” are service marks and trademarks belonging to Data Analysis, Inc., and are used under license.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC. (11/06)

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT SEPTEMBER 30, 2006 (UNAUDITED)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/01/06 - 9/30/06).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/01/06	9/30/06	4/01/06 - 9/30/06*
Actual	$1,000	$ 808	$7.71
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.59

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED)

Shares		Value
COMMON STOCKS: 100.0%
Banks: 6.8%
5,520	Ameris Bancorp	$150,199
32,540	Cascade Bancorp, Inc.	1,221,877
33,420	Credicorp, Ltd.	1,402,972
13,815	Frontier Financial Corp.	358,361
11,070	Pinnacle Financial Partners, Inc.*	396,306
2,482	Preferred Bank Los Angeles	148,846
56,820	Sterling Bancshares, Inc.	1,150,605
		4,829,166
Capital Goods: 3.2%
20,980	Dynamic Materials Corp.	680,171
30,680	II-VI, Inc.*	764,546
43,800	Orbital Sciences Corp.*	822,126
		2,266,843
Commercial Services & Supplies: 4.1%
14,700	AMREP Corp.	718,389
18,600	Corrections Corporation of America*	804,450
29,390	Healthcare Services Group, Inc.	739,452
19,050	IHS, Inc.*	611,124
		2,873,415
Consumer Durables & Apparel: 3.2%
13,900	Gildan Activewear, Inc.*	673,594
44,120	Iconix Brand Group, Inc.*	710,332
62,100	Smith & Wesson Holding Corp.*	861,948
		2,245,874
Consumer Services: 2.1%
10,000	Las Vegas Sands Corp.*	683,500
75,000	Interstate Hotels & Resorts, Inc.*	808,500
		1,492,000
Diversified Financials: 12.0%
4,860	BlackRock, Inc. - Class A	724,140

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 100.0% (Continued)
Diversified Financials: 12.0% (Continued)
6,210	CBOT Holdings, Inc. - Class A*	$750,106
24,470	Cohen & Steers, Inc.	791,849
26,790	EZCORP, Inc.*	1,036,237
7,090	First Marblehead Corp.	491,053
9,670	InterContinental Exchange, Inc.*	725,927
17,820	International Securities
	Exchange Holdings, Inc.	835,580
40,430	Knight Capital Group, Inc.*	735,826
13,380	SEI Investments Co.	751,822
15,730	T. Rowe Price Group, Inc.	752,681
20,100	World Acceptance Corp.*	883,998
		8,479,219
Energy: 1.0%
4,220	Crosstex Energy, Inc.	377,985
5,520	Universal Compression Holdings, Inc.*	295,044
		673,029
Food & Staples Retailing: 1.2%
31,210	Ingles Markets, Inc.	823,320
Food Beverage & Tobacco: 2.2%
23,400	Corn Products International, Inc.	761,436
17,900	Wimm-Bill-Dann Foods OJSC - ADR	796,908
		1,558,344
Health Care Equipment & Services: 7.1%
58,790	HMS Holdings Corp.*	741,930
29,900	Immucor, Inc.*	670,059
11,400	Laboratory Corp. of America Holdings*	747,498
39,800	Omnicell, Inc.*	712,022
22,500	VCA Antech, Inc.*	811,350
12,090	Wellcare Health Plans, Inc.*	684,657
17,180	West Pharmaceutical Services, Inc.	674,659
		5,042,175

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 100.0% (Continued)
Insurance: 2.4%
12,170	Mercer Insurance Group, Inc.	$314,473
16,670	Philadelphia Consolidated Holding Corp.*	663,132
22,360	Tower Group, Inc.	745,706
		1,723,311
Materials: 1.7%
21,760	Albemarle Corp.	1,182,221
Pharmaceuticals & Biotechnology: 5.2%
27,100	Applera Corp - Applied Biosystems Group	897,281
11,370	ICON PLC - ADR*	802,494
36,910	LifeCell Corp.*	1,189,240
23,800	Parexel International Corp.*	787,542
		3,676,557
Real Estate: 1.0%
8,320	Jones Lang LaSalle, Inc.	711,194
Retailing: 9.4%
10,210	Abercrombie & Fitch Co. - Class A	709,391
15,849	American Eagle Outfitters, Inc.	694,662
13,220	Bebe Stores, Inc.	327,592
28,500	Charlotte Russe Holding, Inc.*	784,890
25,400	Coldwater Creek, Inc.*	730,504
17,350	Guess ?, Inc.*	841,995
19,940	Gymboree Corp.*	841,069
10,760	Kohl’s Corp.*	698,539
11,780	NutriSystem, Inc.*	733,776
16,360	Systemax, Inc.*	262,087
		6,624,505
Semiconductors & Semiconductor Equipment: 5.2%
8,200	Diodes, Inc.*	353,994
16,681	FormFactor, Inc.*	702,770
27,800	Hittite Microwave Corporation.*	1,237,100

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 100.0% (Continued)
Semiconductors & Semiconductor Equipment: 5.2% (Continued)
18,290	MEMC Electronic Materials, Inc.*	$669,963
11,900	NVIDIA Corp.*	352,121
27,340	Silicon Image, Inc.*	347,765
		3,663,713
Software & Services: 14.8%
31,320	Altiris, Inc.*	660,539
15,000	Ansoft Corp.*	373,650
26,420	BMC Software, Inc.*	719,153
12,778	Cognizant Technology Solutions Corp.*	946,339
39,134	CyberSource Corp.*	462,955
13,710	Digital River, Inc.*	700,855
58,360	GigaMedia Ltd.*	653,632
15,330	Infosys Technologies, Ltd - ADR	731,701
21,640	Integral Systems, Inc Md	676,466
44,800	Kanbay International, Inc.*	921,088
40,620	Oracle Corp.*	720,599
64,810	Perficient, Inc.*	1,016,221
39,100	Sykes Enterprises, Inc.*	795,685
36,930	TheStreet.Com, Inc.	392,935
18,400	WebEx Communications, Inc.*	717,968
		10,489,786
Technology Hardware & Equipment: 5.9%
11,840	Amphenol Corp.	733,251
58,230	Comtech Group, Inc.*	871,703
16,740	NovAtel, Inc.*	768,701
11,380	Rogers Corp.*	702,715
12,700	Technitrol, Inc.	379,095
15,900	Trimble Navigation, Ltd.*	748,572
		4,204,037
Telecommunication Services: 5.6%
18,000	America Movil S.A. de C.V. - ADR	708,660

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 100.0% (Continued)
Telecommunication Services: 5.6% (Continued)
22,800	China Mobile Limited - ADR	$805,980
30,820	CT Communications, Inc.	669,410
125,940	Qwest Communications International, Inc.*	1,098,197
11,430	Vimpel-Communications - ADR*	692,544
		3,974,791
Transportation: 2.6%
10,030	Copa Holdings S.A.	344,330
21,780	GOL Linhas Areas
	Inteligentes S.A. - ADR	748,143
24,020	TAM S.A. - ADR*	766,238
		1,858,711
Utilities: 3.3%
36,110	AES Corp.*	736,283
72,600	Companhia Paranaense
	de Energia Cop - ADR	818,202
19,890	ONEOK, Inc.	751,643
		2,306,128
TOTAL COMMON STOCKS
(Cost $68,720,948)		70,698,339
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $68,720,948)		70,698,339
Other Assets in Excess of Liabilities: 0.0%		19,321
TOTAL NET ASSETS: 100.0%		$70,717,660

*  Non-income producing security.
ADR American Depository Receipt
The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value
(cost $68,720,948) (Note 2)	$70,698,339
Receivables:
Investment securities sold	1,439,473
Fund shares sold	64,644
Dividends and interest	62,535
Prepaid expenses	20,108
Total assets	72,285,099
LIABILITIES
Payables:
Investment securities purchased	963,522
Fund shares redeemed	333,875
Due to custodian	46,978
Investment advisory fees	53,351
Administration fees	31,035
Custody fees	15,576
Distribution fees	49,956
Fund accounting fees	9,510
Transfer agent fees	19,580
Chief compliance officer fees	2,509
Other accrued expenses	41,547
Total liabilities	1,567,439
NET ASSETS	$70,717,660
Net asset value, offering price and redemption price
per share ($70,717,660/7,655,655 shares
outstanding; unlimited number of shares
authorized without par value)	$9.24
COMPONENTS OF NET ASSETS
Paid-in capital	$86,422,986
Accumulated net investment loss	(216,704)
Accumulated net realized loss on investments	(17,466,013)
Net unrealized appreciation on investments	1,977,391
Net assets	$70,717,660

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of $2,550 foreign withholding tax)	$211,106
Interest	293,299
Total investment income	504,405
EXPENSES (Note 3)
Investment advisory fees	424,182
Distribution fees	106,045
Administration fees	82,316
Transfer agent fees	43,284
Registration fees	23,668
Fund accounting fees	17,142
Custody fees	16,292
Reports to shareholders	9,706
Audit fees	8,788
Miscellaneous	4,831
Trustee fees	3,628
Legal fees	3,595
Chief compliance officer fees	3,008
Insurance expense	905
Total expenses	747,390
Less: fees waived	(26,281)
Net expenses	721,109
Net investment loss	(216,704)
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND OPTIONS
Net realized loss on investments	(14,632,822)
Change in net unrealized
depreciation on investments	(5,488,736)
Net realized and unrealized loss on investments	(20,121,558)
Net decrease in net assets
resulting from operations	$(20,338,262)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	September 30,	March 31,
	2006#	2006*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(216,704)	$(149,461)
Net realized loss on investments	(14,632,822)	(2,833,191)
Change in net unrealized
appreciation (depreciation)
on investments	(5,488,736)	7,466,127
Net increase (decrease) in net
assets resulting from operations	(20,338,262)	4,483,475
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares (a) (b)	17,377,481	69,194,966
Total increase in net assets	(2,960,781)	73,678,441
NET ASSETS
Beginning of period	73,678,441	—
End of period	$70,717,660	$73,678,441
Accumulated net investment loss	$(216,704)	$—

(a) Summary of capital share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2006#		March 31, 2006
	Shares	Value	Shares	Value
Shares sold	5,291,127	$58,973,607	7,112,836	$76,413,397
Shares
redeemed (b)	(4,085,040)	(41,596,126)	(663,268)	(7,218,431)
Net increase	1,206,087	$17,377,481	6,449,568	$69,194,966

(b)	Net of redemption fees of $106,852 and $17,198 respectively.
#	Unaudited.
*	Fund commenced operations on September 26, 2005.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended		Period Ended
	September 30, 2006#		March 31, 2006*
Net asset value, beginning of period	$11.42		$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.03)		(0.02)
Net realized and unrealized
gain (loss) on investments	(2.16)		1.44
Total from investment operations	(2.19)		1.42
LESS DISTRIBUTIONS
Paid-in capital from
redemption fees (Note 2)	0.01		0.00	**
Net asset value, end of period	$9.24		$11.42
Total return	(19.16)%		14.20	%^
RATIO/SUPPLEMENTAL DATA
Net assets, end
of period (millions)	$70.7		$73.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	1.77	%+	2.39	%+
After fees waived
and expenses absorbed	1.70	%+	1.70	%+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	0.57	%+	(1.68	)%+
After fees waived
and expenses absorbed	0.50	%+	(0.99	)%+
Portfolio turnover rate	259.97	%^	117.71	%^

#	Unaudited
*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION
The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2006, the Fund held no fair valued securities.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a first in, first out basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

E.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share is equal to the Fund’s net asset value per share. The fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
New Accounting Pronouncement.  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 — COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS
Duncan-Hurst Capital Management, L.P. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended September 30, 2006, the Fund incurred $424,182 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. For the six months ended September 30, 2006, the Advisor waived $26,281 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.

At September 30, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

may be reimbursed was $130,670. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
September 30, 2009	$104,389
September 30, 2010	$26,281

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets
Minimum annual fee:	$35,000

For the six months ended September 30, 2006, the Fund incurred $82,316 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended September 30, 2006, the Fund was allocated $3,008 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank, N.A.serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the six months ended September 30, 2006, the Fund incurred $106,045 in distribution fees.

NOTE 4 — PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended September 30, 2006, were $188,085,280 and $170,140,537, respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2006.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows:

Cost of investments	$68,720,948
Gross tax unrealized appreciation	2,974,051
Gross tax unrealized depreciation	(996,660)
Net tax unrealized appreciation	$1,977,391

The difference between cost and unrealized appreciation in the book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales, limited partnership income, and grantor trust distribution.

NOTE 5 — DISTRIBUTIONS TO SHAREHOLDERS
As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$7,366,083
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(2,733,147)
Total accumulated earnings	$4,632,936

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, limited partnership income, and grantor trust distribution.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s schedule of portfolio holdings is posted on its website at www.duncan-hurst.com within ten business days after calendar quarter end.

Investment Advisor
Duncan-Hurst Capital Management, L.P.
4365 Executive Drive, Suite 1520
San Diego, CA 92121

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
UMB Bank, N.A.
928 Grand Boulevard
Kansas City, MO 64106

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

CAN SLIM® Select Growth Fund
Symbol - CSSGX
CUSIP - 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  December 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/Robert M. Slotky
Robert M. Slotky, President

Date  December 4, 2006

By (Signature and Title)  /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date December 6, 2006

* Print the name and title of each signing officer under his or her signature.